TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable And Other Receivables
Schedule of trade accounts receivable, net and notes receivable

	12.31.22	12.31.21
Trade accounts receivable
Domestic market
Third parties	1,473,921	1,601,048
Related parties	11,566	9,252
Foreign market
Third parties	3,315,772	3,077,518
Related parties	20,789	10,124
	4,822,048	4,697,942
( - ) Adjustment to present value	(24,818)	(14,394)
( - ) Expected credit losses	(604,167)	(638,583)
	4,193,063	4,044,965
Current	4,187,756	4,039,155
Non-current	5,307	5,810

Notes receivable	54,472	114,565
( - ) Adjustment to present value	(386)	(1,610)
( - ) Expected credit losses	(15,643)	(15,786)
	38,443	97,169
Current	27,351	68,001
Non-current (1)	11,092	29,168
(1)	Weighted average maturity of 1.50 year.

Schedule of allowance for doubtful accounts

	12.31.22	12.31.21
Beginning balance	(638,583)	(605,940)
(Additions) Reversals	(12,772)	(12,799)
Write-offs	10,744	15,685
Exchange rate variation	36,444	(35,529)
Ending balance	(604,167)	(638,583)

Schedule of aging of trade accounts receivable

	12.31.22	12.31.21
Not overdue	4,045,146	3,933,343
Overdue
01 to 60 days	125,082	127,249
61 to 90 days	7,629	6,241
91 to 120 days	17,084	3,770
121 to 180 days	18,536	3,002
181 to 360 days	17,902	9,687
More than 360 days	590,669	614,650
( - ) Adjustment to present value	(24,818)	(14,394)
( - ) Expected credit losses	(604,167)	(638,583)
	4,193,063	4,044,965